Liquidity Risk - Summary of External Term Issuance (Sterling Equivalent) (Detail) - Liquidity risk [member] - GBP (£) £ in Billions	Dec. 31, 2019	Dec. 31, 2018
Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.5	£ 2.7
Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	2.7
Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5	0.0
Other Santander UK plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3.8	14.0
Other Santander UK plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.9	2.9
Other Santander UK plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	1.6
Other Santander UK plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	2.9
Other Santander UK plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.9	4.3
Other Santander UK plc [member] | Term Funding Scheme [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	2.3
Other Group Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4.5	17.1
Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.2	£ 0.4
United Kingdom, Pounds [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
United Kingdom, Pounds [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United Kingdom, Pounds [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5
United Kingdom, Pounds [member] | Other Santander UK plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.1
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.0
United Kingdom, Pounds [member] | Other Santander UK plc [member] | Term Funding Scheme [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United Kingdom, Pounds [member] | Other Group Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.8
United Kingdom, Pounds [member] | Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.2
United States of America, Dollars [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars [member] | Other Santander UK plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
United States of America, Dollars [member] | Other Santander UK plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
United States of America, Dollars [member] | Other Santander UK plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars [member] | Other Santander UK plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars [member] | Other Santander UK plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars [member] | Other Santander UK plc [member] | Term Funding Scheme [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
United States of America, Dollars [member] | Other Group Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
United States of America, Dollars [member] | Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro [member] | Other Santander UK plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.9
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.9
Euro Member Countries, Euro [member] | Other Santander UK plc [member] | Term Funding Scheme [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro Member Countries, Euro [member] | Other Group Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.9
Euro Member Countries, Euro [member] | Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Downstreamed from Santander UK Group Holdings plc to Santander UK plc [Member] | Subordinated Liabilities and Equity [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Other Santander UK plc [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Other Santander UK plc [member] | Senior Unsecured - Public Benchmark [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Other Santander UK plc [member] | Senior Unsecured - Privately Placed [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Other Santander UK plc [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Other Santander UK plc [member] | Covered Bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Other Santander UK plc [member] | Term Funding Scheme [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Other Group Entities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other [member] | Other Group Entities [member] | Securitisations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.0